Trade and other receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables.
Schedule of trade and other receivables

	June 30, 2023	December 31, 2022
Trade receivables	37,001	41,874
Deposits and prepayments	2,038	2,987
VAT refundable	2,068	460
Other receivables	18	51
Total	41,125	45,372

	December 31, 2022	December 31, 2021
Trade receivables	41,874	41,675
Deposits and prepayments	2,987	2,460
Other receivables	511	952
Total	45,372	45,087